UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	     		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		November 14, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		23
Form 13F Information Table Value Total:		$7,075,330

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Affiliated Computer Svcs     CLASS A    008190100     17645   348500 SH      Defined   01      348500
Anheuser Busch Cos           COMMON     035229103   1825723 28140000 SH      Defined   01    28140000
Applied Biosystems Inc       COMMON     038149100    342500 10000000 SH      Defined   01    10000000
Barr Pharmaceuticals Inc     COMMON     068306109    653000 10000000 SH      Defined   01    10000000
BCE Inc                      COMMON     05534B760    191180  5538500 SH      Defined   01     5538500
Boston Scientific Corp       COMMON     101137107   1030680 84000000 SH      Defined   01    84000000
Brocade Communications       COMMON     111621306     40740  7000000 SH      Defined   01     7000000
Cheniere Energy Inc          COMMON     16411R208     10575  4700000 SH      Defined   01     4700000
DR Pepper Snapple Group      COMMON     26138E109     40298  1521824 SH      Defined   01     1521824
Equity Media Hldgs Corp      COMMON     294725106      1844  3352382 SH      Defined   01     3352382
Equity Media Hldgs Corp  UNIT 08/26/2009294725205      1180  2000000 SH      Defined   01     2000000
Genetech Inc                 COMMON     368710406    303676  3424400 SH      Defined   01     3424400
Hercules Inc                 COMMON     427056106     19790  1000000 SH      Defined   01     1000000
Kinross Gold Corp            COMMON     496902404    456196 28380800 SH      Defined   01    28380800
Macrovision Solutions        COMMON     55611C108     20758  1349706 SH      Defined   01     1349706
Merrill Lynch & Co Inc       COMMON     590188108     88307  3490400 SH      Defined   01     3490400
Mirant Corp                  COMMON     60467R100    336426 18394000 SH      Defined   01    18394000
NRG Energy Inc               COMMON     629377508     49500  2000000 SH      Defined   01     2000000
Philip Morris Intl Inc       COMMON     718172109    288600  6000000 SH      Defined   01     6000000
Rohm & Haas Co               COMMON     775371107   1047480 14964000 SH      Defined   01    14964000
Time Warner Cable Inc        CLASS A    88732J108     35090  1450000 SH      Defined   01     1450000
Tronox Inc                   CLASS B    897051207       212  2021700 SH      Defined   01     2021700
Wrigley WM JR Co             COMMON     982526105    273930  3450000 SH      Defined   01     3450000

                                                    7075330